Summary of Significant Accounting Policies (Details Narrative) - USD ($)	Dec. 27, 2017	Sep. 27, 2017	Mar. 31, 2018	Dec. 31, 2017	Aug. 30, 2017	Mar. 31, 2017	Dec. 31, 2016
Common shares outstanding			8,797,577	8,591,577			624,910
Common stock par value			$ 0.00001	$ 0.00001			$ 0.00001
Subsidiary shares	800
Owned subsidiary percentage	90.00%
Cash and cash equivalents			$ 324,901	$ 326,730
Rafi Ezra [Member]
Subsidiary shares	100
Minority interest percentage	10.00%
CannaPowder Israel [Member]
Common shares outstanding					100
Common stock par value					$ 0.01
Subsidiary shares		100